Segment Information (Tables)	12 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of revenues by domestic and overseas
	For the years ended June 30,
	2022	2021	2020
Mainland China	$137,915,276	$112,511,341	$78,840,635
Singapore	9,559,951	9,613,026	7,369,345
Hong Kong	3,365,491	3,728,039	3,071,857
United States	883,478	34,740	-
Malaysia	161,132	148,128	125,748
Japan	137,053	26,419	5,394
Australia	-	-	2,167
India	-	-	652
Total	$152,022,381	$126,061,693	$89,415,798

Schedule of revenues by service lines
	For the years ended June 30,
	2022	2021	2020
IT consulting service	$144,092,811	$122,273,395	$87,136,754
Customized IT solution service	6,738,118	3,130,646	1,844,892
Other	1,191,452	657,652	434,152
Total	$152,022,381	$126,061,693	$89,415,798

Schedule of Long-lived assets by geographic area
	As of June 30,
	2022	2021
Hong Kong	$15,468,306	$111,590
Singapore	4,586,546	4,305
Mainland China	541,766	481,473
India	3,153	2,354
Japan	1,327	1,069
	$20,601,098	$600,791